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                                                  (RIVERSOURCE INVESTMENTS LOGO)

       STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT JULY 31, 2008

FUND                                                                                SAI DATE      FORM #
RIVERSOURCE PARTNERS VARIABLE PORTFOLIO -- FUNDAMENTAL VALUE FUND                 MAY 1, 2008  S-6466-20 AF
RIVERSOURCE PARTNERS VARIABLE PORTFOLIO -- SELECT VALUE FUND                      MAY 1, 2008  S-6466-20 AF
RIVERSOURCE PARTNERS VARIABLE PORTFOLIO -- SMALL CAP VALUE FUND                   MAY 1, 2008  S-6466-20 AF
RIVERSOURCE VARIABLE PORTFOLIO -- BALANCED FUND                                   MAY 1, 2008  S-6466-20 AF
RIVERSOURCE VARIABLE PORTFOLIO -- CASH MANAGEMENT FUND                            MAY 1, 2008  S-6466-20 AF
RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND                                MAY 1, 2008  S-6466-20 AF
RIVERSOURCE VARIABLE PORTFOLIO -- DIVERSIFIED BOND                                MAY 1, 2008  S-6466-20 AF
RIVERSOURCE VARIABLE PORTFOLIO -- DIVERSIFIED EQUITY INCOME FUND                  MAY 1, 2008  S-6466-20 AF
RIVERSOURCE VARIABLE PORTFOLIO -- GLOBAL BOND FUND                                MAY 1, 2008  S-6466-20 AF
RIVERSOURCE VARIABLE PORTFOLIO -- GLOBAL INFLATION PROTECTED SECURITIES FUND      MAY 1, 2008  S-6466-20 AF
RIVERSOURCE VARIABLE PORTFOLIO -- GROWTH FUND                                     MAY 1, 2008  S-6466-20 AF
RIVERSOURCE VARIABLE PORTFOLIO -- HIGH YIELD BOND FUND                            MAY 1, 2008  S-6466-20 AF
RIVERSOURCE VARIABLE PORTFOLIO -- INCOME OPPORTUNITIES FUND                       MAY 1, 2008  S-6466-20 AF
RIVERSOURCE VARIABLE PORTFOLIO -- LARGE CAP EQUITY FUND                           MAY 1, 2008  S-6466-20 AF
RIVERSOURCE VARIABLE PORTFOLIO -- LARGE CAP VALUE FUND                            MAY 1, 2008  S-6466-20 AF
RIVERSOURCE VARIABLE PORTFOLIO -- MID CAP GROWTH FUND                             MAY 1, 2008  S-6466-20 AF
RIVERSOURCE VARIABLE PORTFOLIO -- MID CAP VALUE FUND                              MAY 1, 2008  S-6466-20 AF
RIVERSOURCE VARIABLE PORTFOLIO -- S&P 500 INDEX FUND                              MAY 1, 2008  S-6466-20 AF
RIVERSOURCE VARIABLE PORTFOLIO -- SHORT DURATION U.S. GOVERNMENT FUND             MAY 1, 2008  S-6466-20 AF
RIVERSOURCE VARIABLE PORTFOLIO -- SMALL CAP ADVANTAGE FUND                        MAY 1, 2008  S-6466-20 AF
THREADNEEDLE VARIABLE PORTFOLIO -- EMERGING MARKETS FUND                          MAY 1, 2008  S-6466-20 AF
THREADNEEDLE VARIABLE PORTFOLIO -- INTERNATIONAL OPPORTUNITY FUND                 MAY 1, 2008  S-6466-20 AF


Section "Taxes" of the SAI is revised as follows:

Each Fund other than RiverSource Variable Portfolio -- Balanced Fund, RiverSource Variable Portfolio -- Core Equity Fund, RiverSource Variable Portfolio -- Diversified Equity Income Fund, RiverSource Variable
Portfolio -- Large Cap Equity Fund, RiverSource Variable Portfolio -- Large Cap Value Fund, RiverSource Variable Portfolio -- Mid Cap Growth Fund, RiverSource Variable Portfolio -- Mid Cap Value Fund, RiverSource Partners Variable Portfolio -- Fundamental Value Fund, RiverSource Partners Variable
Portfolio -- Growth Fund, RiverSource Partners Variable Portfolio -- Select Value Fund, RiverSource Partners Variable Portfolio -- Small Cap Value Fund, RiverSource Variable Portfolio -- S&P 500 Index Fund and RiverSource Variable Portfolio -- Small Cap Advantage Fund (the "non-RIC Funds") intends to qualify for and elect the tax treatment applicable to a regulated investment company
(RIC) under Subchapter M of the Code. Under federal tax law, by the end of a calendar year a fund that is a RIC must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. Such a fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. Each Fund other than the non-RIC Funds intends to comply with this federal tax law related to annual distributions and avoid any excise tax. For purposes of the excise tax distributions, section 988 ordinary gains and losses (i.e. certain foreign currency gains and losses) are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

Each non-RIC Fund other than the RiverSource Variable Portfolio -- Core Equity Fund will be treated as a partnership for federal income purposes. A partnership is not subject to U.S. federal income tax itself, although it must file an annual information return. Rather, each partner of a partnership, in computing its federal income tax liability for a taxable year, is required to take into account its allocable share of the Fund's items of income, gain, loss, deduction or credit for the taxable year of the Fund ending within or with the taxable year of the partner, regardless of whether such partner has received or will receive corresponding distributions from the Fund.

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The RiverSource Variable Portfolio -- Core Equity Fund will be treated as an entity disregarded from its owner for federal income tax purposes (a so-called "disregarded entity"). A disregarded entity itself is not subject to U.S. federal income tax nor to any annual tax return filing requirements.

The non-RIC Funds will not need to make distributions to their shareholders to preserve their tax status.

The Funds intend to comply with the requirements of Section 817(h) and the related regulations issued thereunder by the Treasury Department. These provisions impose certain diversification requirements in order for participating insurance companies and their "separate accounts" which hold shares in the Fund to qualify for special tax treatment described below. Under a
Section 817(h) safe harbor for separate accounts, (a) at least 50% of the market value of the Fund's total assets must be represented by cash, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), the securities of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or in the securities of one or more publicly traded partnerships. In addition, no more than 55% of the assets of the separate account which owns shares in the Fund, including the separate account's proportionate share of the assets of the Fund, can be in cash, cash items, Government securities and securities of other regulated investment companies pursuant to Sec 817(h) of the Code. For purposes of the latter diversification requirement, the Fund's beneficial interest in a regulated investment company, a real estate investment trust, a partnership or a grantor trust will not be treated as a single investment of a segregated asset account if the Fund meets certain requirements related to its ownership and access. Instead, a pro rata portion of each asset of the investment company, partnership, or trust will be treated as an asset of the segregated asset account. The Funds intend to meet such requirements.

The Funds other than the non-RIC Funds may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). To avoid taxation, a Fund may make an election to mark to market its PFIC stock. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income. The partners or owners in non- RIC Funds may similarly be subject to U.S. taxes resulting from holdings in a PFIC. To the extent possible, such non-RIC Funds may similarly make an election to mark to market any PFIC stock.

Income earned by a Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.